Related Party Transactions (Details) - USD ($)							1 Months Ended	12 Months Ended
	Dec. 18, 2023	Mar. 17, 2023	Mar. 15, 2023	Mar. 08, 2023	Aug. 26, 2022	Feb. 25, 2022	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	May 06, 2021
Related Party Transactions [Line Items]
Sponsor paid							$ 25,000
Unsecured promissory note	$ 104,029	$ 567,130
Deposited aggregate trust account								$ 11,559
Outstanding amount								567,130
Exceed warrant (in Shares)					1,000,000	1,000,000
Aggregate outstanding amount								$ 1,484,326	$ 88,850
Note Warrant [Member]
Related Party Transactions [Line Items]
Price of warrant (in Dollars per share)				$ 1.5	$ 1.5	$ 1.5
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Conversion of common stock redemption (in Shares)			7,047,500
Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)								1,437,500
Deposited aggregate trust account								$ 567,130
Founder Shares Member [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture (in Shares)
Founder Shares Member [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares)							7,187,500
Shares subject to forfeiture (in Shares)							937,500
Issued and outstanding common stock percentage							20.00%
Stock price trigger to transfer per share (in Dollars per share)								$ 12
Related Party Loans [Member]
Related Party Transactions [Line Items]
Amount of debt that may be converted into warrants								$ 1,500,000
Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount						$ 500,000
Convertible Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount				$ 750,000	$ 400,000